UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22121

PIMCO Income Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2009

Date of reporting period:	July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

PIMCO Income Opportunity Fund Schedule of Investments

July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—46.9%
$1,592	American Home Mortgage Assets, 2.13%, 11/25/46, CMO, FRN	Caa1/BB-	$602,265
825	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO	Ca/NR	412,202
896	Banc of America Commercial Mortgage, Inc., 5.918%, 4/11/36, CMO (a)(d)	NR/AA-	548,532
	Banc of America Funding Corp., CMO,
649	4.273%, 12/20/36, VRN	A3/AAA	585,492
2,851	5.967%, 10/20/46, FRN	NR/BB	1,562,228
	Banc of America Mortgage Securities, Inc., CMO,
330	4.710%, 6/25/35, FRN	Baa3/NR	230,832
2,472	5.189%, 6/25/35, FRN	Ba3/NR	1,891,889
1,667	5.75%, 8/25/34	NR/AAA	1,299,965
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
2,717	4.768%, 5/25/34, FRN	A2/AAA	2,014,393
1,214	5.348%, 3/25/35, VRN	Aa2/AA-	838,801
	Bear Stearns Alt-A Trust, CMO,
4,968	0.445%, 6/25/46, FRN	Caa3/CCC	2,375,107
1,628	0.885%, 6/25/34, FRN	A3/AAA	873,868
1,453	4.860%, 9/25/34, VRN	A2/AAA	905,993
752	5.490%, 7/25/35, FRN	Ba1/AAA	499,084
8,000	5.744%, 8/25/36, VRN	Caa3/AAA	2,835,891
789	5.906%, 5/25/36, VRN	Caa2/CCC	361,662
1,439	6.25%, 8/25/36, VRN	Caa2/CCC	677,404
	Bear Stearns Commercial Mortgage Securities, CMO,
2,467	0.398%, 3/15/19, FRN (a)(d)	Aaa/AAA	2,104,517
5,000	4.98%, 2/11/41 (i)	Aaa/NR	5,004,194
1,519	7.00%, 5/20/30, VRN	Aaa/AAA	1,629,741
5,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49, CMO (i)	Aaa/AAA	4,379,083
2,030	Commercial Mortgage Pass Through Certificates, 5.306%, 12/10/46, CMO	Aaa/NR	1,650,472
	Countrywide Alternative Loan Trust, CMO,
837	6.00%, 11/25/35	Caa2/CCC	501,663
2,570	6.00%, 4/25/37	NR/CCC	1,688,304
1,001	6.25%, 8/25/37	Caa1/CCC	556,032
1,493	6.50%, 6/25/36	Caa2/NR	927,963
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
1,012	0.935%, 3/25/34, FRN	Aa2/AA+	464,240
3,586	7.50%, 5/25/32 (i)	Aaa/AAA	3,193,693
	Credit Suisse Mortgage Capital Certificates, CMO,
971	5.896%, 4/25/36	Caa1/BBB+	649,673
842	6.50%, 5/25/36	Caa2/CCC	438,459
950	6.50%, 7/26/36	NR/AAA	523,867
3,500	CS First Boston Mortgage Securities Corp., 6.574%, 12/15/35, CMO (i)	Aaa/AAA	3,479,434
1,549	Deutsche ALT-A Securities, Inc., 0.435%, 2/25/47, CMO, FRN	Caa1/CCC	675,245
3,074	Deutsche Mortgage Securities, Inc., 5.50%, 9/25/33, CMO (i)	Aaa/AAA	2,818,936
2,154	Downey Savings & Loan Assoc. Mortgage Loan Trust, 0.469%, 4/19/48, CMO, FRN	B3/AAA	372,443
768	First Horizon Alternative Mortgage Securities, 5.388%, 8/25/35, CMO, FRN	B1/AAA	226,157
2,500	GE Capital Commercial Mortgage Corp., 5.334%, 11/10/45, CMO, VRN	Aaa/AAA	2,396,390
810	GMAC Mortgage Corp. Loan Trust, 4.531%, 6/25/34, CMO, FRN	NR/AAA	481,671
2,846	Greenpoint Mortgage Funding Trust, 0.465%, 1/25/37, CMO, FRN	Ba1/AAA	1,398,770

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	Greenwich Capital Commercial Funding Corp., CMO,
$480	4.791%, 4/10/37	Aaa/AAA	$481,594
3,000	5.224%, 4/10/37, VRN	Aaa/AAA	2,831,824
3,000	5.444%, 3/10/39	Aaa/AAA	2,559,784
567	GS Mortgage Securities Corp. II, 6.044%, 8/15/18, CMO (a)(d)	Aaa/AAA	583,626
901	Harborview Mortgage Loan Trust, 5.75%, 8/19/36, CMO, VRN	NR/B	459,442
3,000	Indymac Index Mortgage Loan Trust, 5.943%, 11/25/36, CMO, VRN	Caa1/AAA	1,721,709
2,199	JPMorgan Alternative Loan Trust, 5.50%, 11/25/36, CMO, VRN	Ba3/AAA	1,798,863
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
3,000	4.936%, 8/15/42, VRN	Aaa/AAA	2,812,234
3,000	5.42%, 1/15/49	Aaa/NR	2,576,698
3,000	5.798%, 6/15/49, VRN	Aaa/AAA	2,410,861
1,150	5.833%, 2/15/51, VRN	Aaa/AAA	1,078,874
3,000	JPMorgan Mortgage Trust, 4.945%, 11/25/35, CMO, VRN	B2/AAA	1,945,038
500	LB Commercial Conduit Mortgage Trust, 5.950%, 7/15/44, CMO, VRN	Aaa/AAA	372,550
	LB-UBS Commercial Mortgage Trust, CMO,
1,277	5.347%, 11/15/38	NR/AAA	1,085,450
2,000	5.43%, 2/15/40	NR/AAA	1,530,676
	MASTR Adjustable Rate Mortgage Trust, CMO,
124	4.455%, 12/25/33, FRN	A1/AAA	83,865
211	4.875%, 1/25/34, FRN	Aaa/AAA	184,917
1,716	4.931%, 10/25/34, VRN	NR/AAA	1,202,020
3,000	Merrill Lynch Mortgage Trust, 4.864%, 8/12/39, CMO, VRN	Aaa/NR	2,797,288
376	MLCC Mortgage Investors, Inc., 5.809%, 5/25/36, CMO, FRN	Aa2/AAA	346,082
	Morgan Stanley Capital I, CMO,
3,000	5.386%, 3/12/44, VRN	Aaa/AAA	2,838,635
645	5.569%, 12/15/44	NR/AAA	520,095
2,744	Morgan Stanley Dean Witter Capital I, 6.66%, 2/15/33, CMO (i)	NR/AAA	2,828,775
795	Morgan Stanley Mortgage Loan Trust, 5.288%, 1/25/35, CMO, VRN	NR/A	193,594
2,000	Prudential Securities Secured Financing Corp., 6.755%, 6/16/31, CMO, VRN (a)(d)	NR/NR	1,703,184
	Residential Accredit Loans, Inc., CMO,
759	0.465%, 6/25/46, FRN	Caa1/CCC	340,475
1,730	0.615%, 4/25/37, FRN	Caa3/CCC	698,769
1,694	6.00%, 8/25/35	NR/B-	1,185,633
1,632	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/CCC	961,371
1,262	Residential Funding Mortgage Securities I, 5.762%, 7/27/37, CMO, VRN	NR/CCC	673,060
2,180	Salomon Brothers Mortgage Securities VII, Inc., 6.50%, 2/25/29, CMO	NR/AAA	1,917,781
	Sequoia Mortgage Trust, CMO, FRN,
2,747	0.489%, 7/20/36	Ba3/AAA	2,008,859
3,569	0.509%, 3/20/35	Aa1/AAA	2,159,312
72	Structured Adjustable Rate Mortgage Loan Trust, 4.381%, 8/25/34, CMO, VRN	A3/AAA	55,250
1,223	Structured Asset Mortgage Investments, Inc., 0.619%, 10/19/34, CMO, FRN	Aa1/AAA	973,495
	Structured Asset Securities Corp., CMO,
3,764	0.785%, 5/25/33, FRN	NR/AAA	2,768,422
1,298	3.905%, 1/25/34, VRN	A2/AAA	992,377
863	TBW Mortgage, 6.00%, 7/25/36, CMO	NR/CCC	517,840
10,826	Thornburg Mortgage Securities Trust, 0.405%, 7/25/36, CMO, FRN	Baa1/AAA	10,155,115
	Wachovia Bank Commercial Mortgage Trust, CMO,
664	0.378%, 9/15/21, FRN (a)(d)	Aaa/AAA	479,809
3,490	5.740%, 5/15/43, VRN	Aaa/NR	3,212,180

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	WaMu Mortgage Pass Through Certificates, CMO,
$97	0.575%, 10/25/45, FRN	Aa2/AAA	$55,570
312	3.766%, 3/25/33, FRN	Aaa/AAA	268,420
2,542	5.687%, 2/25/37, VRN	NR/CCC	1,584,789
2,532	5.831%, 2/25/37, FRN	NR/CCC	1,739,008
142	Washington Mutual MSC Mortgage Pass Through Certificates, 4.279%, 6/25/33, CMO, FRN	Aaa/AAA	127,610
	Wells Fargo Mortgage Backed Securities Trust, CMO,
1,862	0.785%, 7/25/37, FRN	B2/NR	1,128,339
223	5.242%, 4/25/36, VRN	NR/BBB+	160,052
551	5.558%, 7/25/36, FRN	NR/CCC	374,776
348	5.667%, 10/25/36, FRN	B3/NR	227,709
128	5.750%, 9/25/36, FRN	NR/CCC	88,034
3,641	6.027%, 9/25/36, FRN	B3/NR	2,616,673
124	6.077%, 10/25/36, FRN	Caa1/NR	89,674
	Total Mortgage-Backed Securities (cost—$131,903,220)		128,584,635

CORPORATE BONDS & NOTES—38.6%
Airlines—2.1%
	American Airlines, Inc.,
3,957	6.817%, 11/23/12	B1/BB-	3,224,955
1,474	8.608%, 10/1/12	Ba3/BB-	1,179,200
1,188	Continental Airlines, Inc., 7.707%, 10/2/22	Baa2/BBB	962,331
306	United Air Lines, Inc., 7.73%, 1/1/12	Ba3/BBB-	298,333
			5,664,819

Banking—5.6%
1,000	American Express Bank FSB, 0.418%, 5/29/12, FRN	A2/A+	910,853
	Barclays Bank PLC,
3,000	6.05%, 12/4/17 (a)(d)	Baa1/A+	2,809,053
£900	14.00%, 6/15/19, FRN (g)	Baa2/BBB+	1,865,081
$6,875	Rabobank Nederland NV, 11.00%, 6/30/19, FRN (a)(d)(g)	Aa2/AA-	8,030,639
600	Wachovia Bank N.A., 1.396%, 11/3/14, FRN	Aa3/AA-	521,624
500	Wachovia Corp., 0.633%, 4/23/12, FRN	A1/AA-	475,530
1,000	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (g)(i)	Ba3/A-	870,659
			15,483,439

Energy—1.8%
4,500	NGPL PipeCo LLC, 7.768%, 12/15/37 (a)(d)	Baa3/BBB-	5,056,821

Financial Services—21.1%
1,000	American Express Credit Corp., 0.448%, 6/16/11, FRN (i)	A2/BBB+	952,682
	CIT Group, Inc., FRN,
2,360	1.17%, 2/13/12	Ca/CC	1,263,369
2,250	1.306%, 11/3/10	Ca/BBB+	1,271,788
9,000	Citigroup, Inc., 5.00%, 9/15/14 (i)	Baa1/A-	8,070,750
6,500	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	Caa1/CCC+	6,106,932
	General Electric Capital Corp.,
710	1.158%, 11/1/12, FRN (i)	Aa2/AA+	652,496
4,000	6.875%, 1/10/39	Aa2/AA+	3,949,996
	General Motors Acceptance Co., Inc.
2,000	6.625%, 5/15/12	Ca/CCC	1,786,290
1,850	6.75%, 12/1/14	Ca/CCC	1,561,859
2,000	7.25%, 3/2/11	Ca/CCC	1,861,832

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
€2,000	Green Valley Ltd., 4.629%, 1/10/11, FRN (a)(b)(d)	NR/BB+	$2,745,491
	International Lease Finance Corp. (i),
$8,150	4.75%, 1/13/12	Baa2/BBB+	5,819,459
4,900	4.95%, 2/1/11	Baa2/BBB+	3,798,696
8,000	5.45%, 3/24/11	Baa2/BBB+	6,293,392
	Morgan Stanley, FRN,
2,500	0.989%, 10/15/15 (i)	A2/A	2,220,115
AUD 2,300	3.537%, 3/1/13	A2/A	1,712,251
	SLM Corp.,
$940	0.734%, 10/25/11, FRN	Ba1/BBB-	717,914
220	1.713%, 6/15/13, FRN	Ba1/BBB-	153,267
200	1.713%, 12/15/13, FRN	Ba1/BBB-	125,834
€3,000	4.75%, 3/17/14	Ba1/BBB-	2,998,541
$3,000	8.45%, 6/15/18	Ba1/BBB-	2,406,210
2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (g)(i)	A1/BBB-	1,526,855
			57,996,019

Hotels/Gaming—1.8%
6,254	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)	Baa3/BB	4,944,235

Insurance—3.0%
	American International Group, Inc.,
2,000	0.62%, 10/18/11, FRN (i)	A3/A-	1,382,398
2,700	5.85%, 1/16/18 (i)	A3/A-	1,424,401
4,000	8.175%, 5/15/68, (converts to FRN on 5/15/38) (i)	Ba2/BBB	1,050,000
6,400	8.25%, 8/15/18 (i)	A3/A-	3,791,629
£1,150	8.625%, 5/22/68, (converts to FRN on 5/22/18) (b)	Baa1/BBB	476,632
			8,125,060

Software—0.6%
$2,000	First Data Corp., 9.875%, 9/24/15	Caa1/B-	1,697,500

Telecommunications—1.4%
2,000	Frontier Communications Corp., 9.00%, 8/15/31	Ba2/BB	1,850,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,965,000
			3,815,000

Tobacco—1.2%
3,000	Reynolds American, Inc., 7.25%, 6/1/13 (i)	Baa3/BBB	3,172,275
	Total Corporate Bonds & Notes (cost—$106,739,617)		105,955,168

ASSET-BACKED SECURITIES—9.6%
1,081	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Caa2/NR	886,495
870	American Express Credit Account Master Trust, 0.568%, 3/17/14, FRN (a)(b)(d)	Baa2/BBB+	766,511
2,220	Asset-Backed Funding Certificates, 0.835%, 8/25/33, FRN	Aa2/AA	1,185,008
1,582	Bear Stearns Second Lien Trust, 0.505%, 12/25/36, FRN (a)(d)	B3/B	675,015
	Conseco Finance Securitizations Corp.,
2,054	7.27%, 9/1/31	Caa1/B-	1,596,812
747	7.96%, 2/1/32	Ca/CCC-	490,456
364	7.97%, 5/1/32	Ca/CCC-	220,931
4,226	8.06%, 5/1/31	Ca/NR	2,468,650

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	Conseco Financial Corp.,
$368	6.86%, 3/15/28	A2/NR	$346,609
1,262	7.24%, 6/15/28, VRN	Baa1/NR	1,136,001
	Countrywide Asset-Backed Certificates,
1,622	0.625%, 12/25/36, FRN (a)(d)	NR/A	903,268
286	4.693%, 10/25/35, VRN	Aa1/AAA	195,851
	Green Tree Financial Corp.,
125	6.11%, 9/1/23	NR/B-	123,755
408	6.22%, 3/1/30	NR/BBB	330,180
517	6.33%, 11/1/29, VRN	Baa2/NR	461,421
315	6.53%, 2/1/31, VRN	NR/B-	227,817
461	7.05%, 1/15/27	B3/B	275,243
1,726	7.14%, 3/15/28	Baa1/NR	1,472,878
1,607	7.40%, 6/15/27	A2/AA	1,462,301
256	7.65%, 10/15/27, VRN	Aa1/AAA	248,402
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	679,347
622	GSAA Trust, 0.555%, 6/25/35, FRN	Aa3/AAA	354,731
	JPMorgan Mortgage Acquisition Corp., FRN,
452	0.335%, 7/25/36	Aaa/AAA	430,732
437	0.335%, 10/25/36	A2/AAA	350,641
2,987	Loomis Sayles Ltd., 0.734%, 10/26/20, CLO, FRN (a)(d)(f)	Aa1/AAA	2,478,075
600	Morgan Stanley ABS Capital I, 0.465%, 1/25/36, FRN	Baa2/AAA	499,735
1,115	Northwest Airlines, Inc., 1.535%, 5/20/14, FRN, MBIA	Baa1/BBB+	836,043
	Oakwood Mortgage Investors, Inc.,
51	0.518%, 5/15/13, FRN	Caa1/BB-	28,482
2,599	8.00%, 10/15/26	NR/AAA	2,275,118
1,886	Popular ABS Mortgage Pass-Through Trust, 0.565%, 7/25/35, FRN	Aaa/AAA	975,656
1,450	Quest Trust, 1.185%, 6/25/34, FRN (a)(d)	Aa2/AA	1,286,103
690	Specialty Underwriting & Residential Finance, 0.535%, 9/25/36, FRN	Baa1/AAA	562,399
	Total Asset-Backed Securities (cost—$28,128,496)		26,230,666

Shares
CONVERTIBLE PREFERRED STOCK—4.4%
Banking—4.4%
14,500	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (cost—$9,203,225)	Ba3/A-	12,179,420

Principal
Amount
(000)
U.S. GOVERNMENT AGENCY SECURITIES—2.2%
Fannie Mae—0.3%
$904	0.966%, 8/5/10, FRN	Aaa/AAA	905,089
Freddie Mac (h)—1.9%
1,028	0.343%, 2/1/11, FRN	Aaa/AAA	1,026,323
2,063	0.703%, 3/9/11, FRN	Aaa/AAA	2,071,702
560	0.896%, 5/5/11, FRN	Aaa/AAA	560,425
883	0.926%, 5/4/11, FRN	Aaa/AAA	885,521
484	0.937%, 8/5/11, FRN	Aaa/AAA	484,543
			5,028,514
	Total U.S. Government Agency Securities (cost—$5,915,809)		5,933,603

SENIOR LOANS (a)(c)—1.0%
Financial Services—0.6%
	First Data Corp.,
1,965	3.035%, 9/24/14, Term B		1,658,951

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Printing/Publishing—0.1%
$515	Tribune Co., 5.00%, 6/4/24, Term X (b)(e)		$210,632

Telecommunications—0.3%
1,917	Verizon IDEARC, Inc., 4.25%, 11/17/14, Term B (e)		885,061
	Total Senior Loans (cost—$4,231,678)		2,754,644

MUNICIPAL BONDS—0.8%
West Virginia—0.8%
3,080	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost—$2,952,141)	Baa3/BBB	2,088,148

Shares
PREFERRED STOCK—0.2%
Financial Services—0.2%
	SLM Corp., CPI Linked, FRN,
32,400	1.96%, 3/15/17	Ba1/BBB-	396,414
8,500	2.29%, 1/16/18	Ba1/NR	103,891
	Total Preferred Stock (cost—$460,125)		500,305

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—18.9%
Corporate Notes—10.4%
Financial Services—10.4%
$4,908	American General Finance Corp., 4.875%, 5/15/10 (i)	Baa2/BB+	4,245,822
2,000	CIT Group, Inc., 0.759%, 3/12/10, FRN	Ca/CC	1,172,500
4,600	Ford Motor Credit Co. LLC, 5.70%, 1/15/10	Caa1/CCC+	4,530,048
	GMAC, Inc.,
5,000	7.75%, 1/19/10	Ca/CCC	4,942,750
7,500	7.75%, 1/19/10 (a)(d)	Ca/CCC	7,462,500
RUB 165,000	GPB Eurobond Finance PLC for Gazprombank, 7.25%, 2/22/10	Baa2/BB+	4,950,868
$1,000	International Lease Finance Corp., 4.375%, 11/1/09 (i)	Baa2/BBB+	973,908
332	SLM Corp., 0.463%, 3/15/10, FRN	Ba1/BBB-	304,766
	Total Corporate Notes (cost—$29,855,449)		28,583,162

U.S. Treasury Bills (h)—1.0%
2,603	0.13%-0.25%,8/20/09-1/7/10 (cost—$2,602,267)		2,601,698

Principal
Amount
(000)		Value*
Repurchase Agreements—7.5%
$20,100	BNP Paribas, dated 7/31/09, 0.20%, due 8/3/09, proceeds $20,100,335; collateralized by Federal Home Loan Bank, 0.77%, due 12/30/09, valued at $20,505,234 including accrued interest	$20,100,000
570	State Street Bank & Trust Co., dated 7/31/09, 0.01%, due 8/3/09, proceeds $570,000; collateralized by U.S. Treasury Bills, 0.09%, due 9/10/09, valued at $584,942	570,000
	Total Repurchase Agreements (cost—$20,670,000)	20,670,000
	Total Short-Term Investments (cost—$53,127,716)	51,854,860

	Total Investments (cost—$342,662,027)—122.6%	336,081,449
	Liabilities in excess of other assets—(22.6%)	(61,940,343)
	Net Assets—100%	$274,141,106

Notes to Schedule of Investments:

*            Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

   (a)      Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $45,332,023, representing 16.5% of net assets.

   (b)      Illiquid security.

   (c)      These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower.  Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2009.

   (d)      144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

   (e)      In default.

   (f)       Fair-Valued—Securities with an aggregate value of $2,478,075, representing 0.9% of net assets.

   (g)      Perpetual maturity security.  Maturity date shown is the first call date.  Interest rate is fixed until the first call date and variable thereafter.

   (h)      All or partial amount segregated as collateral for swaps.

   (i)       All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

£—British Pound Sterling

€—Euro

AUD—Australian Dollar

CLO—Collateralized Loan Obligation

CMO—Collateralized Mortgage Obligation

CPI—Consumer Price Index

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on July 31, 2009.

LIBOR—London Inter-Bank Offered Rate

MBIA—Insured by Municipal Bond Investors Assurance

NR—Not Rated

RUB— Russian Ruble

VRN—Variable Rate Note.  Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on July 31, 2009.

Other Investments:

(A) Credit Default — Sell Protection swap contracts outstanding at July 31, 2009 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (3)	Spread (2)	Date	Received by Fund	Value (4)	(Received)	(Depreciation)
Barclays Bank:
Gazprom	$1,250	3.70%	12/20/17	1.90%	$(135,738)	—	$(135,738)
VTB Capital	1,250	4.95%	12/20/17	2.34%	(188,040)	—	(188,040)
Citigroup:
Majapahit Holding	3,000	— %†	12/20/17	2.65%	116,891	—	116,891
Republic of Indonesia	3,000	2.07%	12/20/17	2.14%	21,659	—	21,659
SLM	2,500	11.66%	12/20/13	5.00%	(445,783)	$(385,000)	(60,783)
Credit Suisse First Boston:
Home Equity Index	462	18.28%	7/25/45	0.18%	(109,700)	(20,800)	(88,900)
Home Equity Index	3,800	137.78%	7/25/45	0.54%	(3,498,565)	(1,653,000)	(1,845,565)
TNK	1,500	5.01%	12/20/17	3.15%	(150,917)	—	(150,917)
Deutsche Bank:
CIT Group	7,000	53.81%	12/20/13	5.00%	(3,259,873)	(1,780,000)	(1,479,873)
General Electric	3,400	2.65%	12/20/13	4.70%	288,851	—	288,851
General Electric	7,000	2.65%	12/20/13	4.82%	628,239	—	628,239
Home Equity Index	925	18.28%	7/25/45	0.18%	(219,392)	(136,354)	(83,038)
Home Equity Index	285	137.78%	7/25/45	0.54%	(262,375)	(118,275)	(144,100)
SLM	1,400	11.66%	12/20/13	5.00%	(249,639)	(196,000)	(53,639)
Goldman Sachs:
CIT Group	2,000	53.81%	12/20/13	5.00%	(931,392)	(480,000)	(451,392)
JPMorgan Chase & Co.:
Cemex	2,000	7.78%	12/20/17	1.64%	(465,863)	—	(465,863)
Merrill Lynch & Co.:
American Express	7,000	1.61%	12/20/13	4.10%	730,633	—	730,633
Dow Jones CDX HY-9 Index 35-100%	9,627	2.32%	12/20/12	1.44%	(246,148)	—	(246,148)
SLM	7,000	11.66%	12/20/13	5.00%	(1,248,192)	(857,500)	(390,692)
Morgan Stanley:
Home Equity Index	2,311	18.28%	7/25/45	0.18%	(548,486)	(171,424)	(377,062)
					$(10,173,830)	$(5,798,353)	$(4,375,477)

†  Issuer in default.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B) Forward foreign currency contracts outstanding at July 31, 2009:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	July 31, 2009	(Depreciation)
Purchased:
68,899 South African Rand settling 11/18/09	Barclays Bank	$7,062	$8,612	$1,550
Sold:
1,966,000 Australian Dollar settling 8/25/09	JPMorgan Chase & Co.	1,590,762	1,632,061	(41,299)
1,295,000 British Pound settling 8/6/09	Morgan Stanley	2,139,340	2,146,904	(7,564)
3,702,000 Euro settling 9/4/09	Goldman Sachs	5,264,307	5,248,807	15,500
223,567,350 Russian Ruble settling 11/10/09	JPMorgan Chase & Co.	6,894,907	6,909,237	(14,330)
				$(46,143)

(C) The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended July 31, 2009 was $58,701,512 at a weighted average interest rate of 1.77%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2009 was $67,949,652. Open reverse repurchase agreements at July 31, 2009 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.75%	7/6/09	8/6/09	$3,515,049	$3,513,000
	0.75%	7/17/09	8/17/09	12,542,441	12,538,000
	0.80%	7/13/09	8/13/09	5,855,731	5,853,000
	1.50%	7/6/09	8/6/09	1,571,832	1,570,000
Credit Suisse First Boston	0.75%	7/6/09	8/6/09	7,906,610	7,902,000
	0.75%	7/13/09	8/10/09	5,545,425	5,543,000
	0.75%	7/17/09	8/3/09	7,024,487	7,022,000
	0.75%	7/17/09	8/17/09	4,651,647	4,650,000
	0.75%	7/28/09	8/28/09	1,869,233	1,869,000
Greenwich Capital Markets	1.302%	7/6/09	8/4/09	17,496,700	17,479,000
					$67,939,000

The Fund received $1,048,000 par value in U.S. Government Agency Securities and $330,000 in cash as collateral for reverse repurchase agreements.

Fair Value Measurements—The Fund has adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The three levels the fair value hierarchy under FAS 157 are described below:

•                   Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”).  FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.  FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized option adjusted spread pricing on Level 3 investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at July 31, 2009, in valuing the Fund’s assets and liabilities is listed below by investment type. For more detail on the Total Investment in Securities, please refer to the Fund’s Schedule of Investments:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/2009
Investments in Securities - Assets
Mortgaged-Backed Securities	—	$128,584,635	—	$128,584,635
Corporate Bonds & Notes	—	103,515,304	$2,439,864	105,955,168
Asset-Backed Securities	—	22,916,548	3,314,118	26,230,666
Convertible Preferred Stock	$12,179,420	—	—	12,179,420
U.S. Government Agency Securities	—	5,933,603	—	5,933,603
Senior Loans	—	2,754,644	—	2,754,644
Municipal Bonds	—	2,088,148	—	2,088,148
Preferred Stock	500,305	—	—	500,305
Short-Term Investments	—	51,854,860	—	51,854,860
Total Investments in Securities — Assets	$12,679,725	$317,647,742	$5,753,982	$336,081,449

Investments in Securities - Liabilities
Other Financial Instruments*	—	$(4,387,594)	$(34,026)	$(4,421,620)

Total Investments in Securities	$12,679,725	$313,260,148	$5,719,956	$331,659,829

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of July 31, 2009, were as follows:

	Beginning	Net	Accrued		Total Change	Transfers in
	Balance	Purchases(Sales)	Discounts	Total Realized	in Unrealized	and/or out	Ending Balance
	10/31/2008	and Settlements	(Premiums)	Gain	Gain/Loss	of Level 3	7/31/2009
Investments in Securities - Assets
Corporate Bonds & Notes	—	$1,545,744	$39,511	$7,098	$125,397	$722,114	$2,439,864
Asset-Backed Securities	—	3,168,652	18,780	2,887	123,799	—	3,314,118
U.S. Government Agency Securities	$4,868,822	(4,881,723)	(41)	984	11,958	—	—
Total Investments in Securities — Assets	$4,868,822	$(167,327)	$58,250	$10,969	$261,154	$722,114	$5,753,982

Investments in Securities - Liabilities
Other Financial Instruments*	$(3,405,521)	$2,420,438	—	—	$951,057	—	$(34,026)

Total Investments in Securities	$1,463,301	$2,253,111	$58,250	$10,969	$1,212,211	$722,114	$5,719,956

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net unrealized change in appreciation/depreciation of investments and other financial instruments, which the Fund held at July 31, 2009 was $249,196 and $951,057, respectively.

Disclosures about Derivative Instruments and Hedging Activities-FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) distinguishes between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.  The Fund reflects derivatives at fair value and such do not qualify for FAS 161 hedge accounting treatment. The derivative instruments outstanding as of July 31, 2009 as disclosed in Other Investments serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument.

Derivatives Fair Value
Interest rate contracts	—
Foreign exchange contracts	$(46,143)
Credit contracts	(4,375,477)
Equity contracts	—
Other contracts	—
Total	$(4,421,620)

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Opportunity Fund
By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 21, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 21, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 21, 2009